Lease - Schedule of Supplemental Information Related to Operating Leases (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Lease right-of-use assets	$ 27,822	$ 29,018
Lease right-of-use assets- accumulated amortization	(2,158)	(21,075)
Lease right-of-use assets, net	25,664	7,943	$ 783
Lease liabilities, current	12,190	7,943	372
Lease liabilities, non-current	13,474		$ 411
Total lease liabilities	25,664	7,943
Amortization of right-of-use assets	10,100	10,095
Interest expenses	$ 162	$ 226
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 8 months 15 days	11 months 15 days	2 years 8 months 15 days
Weighted average discount rate	1.88%	1.84%	1.88%